Aggregate Amounts of Annual Maturities of Long-Term Debt (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2013	Mar. 31, 2012
Debt Instrument [Line Items]
2014	¥ 156,288
2015	213,369
2016	98,198
2017	158,464
2018	263,347
Later years	205,050
Total	¥ 1,094,716	¥ 1,072,709